Consolidated Statements of Changes in Equity - USD ($)		Common stock outstanding		Additional paid-in capital	(Accumulated losses) retained earnings	Total
Balance at Dec. 31, 2020		$ 2,700		$ (2,699)	$ (35,950)	$ (35,949)
Balance (in Shares) at Dec. 31, 2020	[1]	27,000,000
Issuance of common stock of Top Wealth International				12		12
Profit (Loss) and total comprehensive income for the year					(10,995)	(10,995)
Balance at Dec. 31, 2021		$ 2,700		(2,687)	(46,945)	(46,932)
Balance (in Shares) at Dec. 31, 2021	[1]	27,000,000
Issuance of common stock of Top Wealth International				641,013		641,013
Profit (Loss) and total comprehensive income for the year					1,917,771	1,917,771
Balance at Dec. 31, 2022		$ 2,700		638,326	1,870,826	$ 2,511,852
Balance (in Shares) at Dec. 31, 2022		27,000,000	[1]			27,000,000
Pro Rata Share Issuance deemed as share split				2,699		$ 2,699
Deemed capital reduction in reorganisation				(10)		(10)
Profit (Loss) and total comprehensive income for the year					2,438,095	2,438,095
Balance at Dec. 31, 2023		$ 2,700		$ 641,015	$ 4,308,921	$ 4,952,636
Balance (in Shares) at Dec. 31, 2023		27,000,000	[1]			27,000,000

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.